Principal Activities and Organization - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity, Primary Beneficiary [Member]
Principal Activities And Organization [Line Items]
Registered capitals and statutory reserves of variable interest entity	¥ 9,002,000	¥ 8,992,000
Exclusive Call Option Agreement [Member]
Principal Activities And Organization [Line Items]
Total transfer price for the target equity or the target asstets	¥ 100
Exclusive Technology Development Consulting And Service Agreement [Member] | Beijing Glorywolf Co Ltd [Member]
Principal Activities And Organization [Line Items]
Notice Period For Termination Of Agreement	30 days
Exclusive Technology Development Consulting And Service Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Principal Activities And Organization [Line Items]
Agreement, Term	10 years
Agreement, Renewal term	ten years or otherwise as agreed
Equity Interest Pledge Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Nominee Shareholder [Member]
Principal Activities And Organization [Line Items]
Percentage of equity interests pledged	100.00%